LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share - Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted loss per share were as follows for the year ended December 31, 2021, 2020, and 2019:

	2021	2020	2019*
Net loss attributable to the Company	$(9,924,859)	$(17,694,775)	$(3,582,332)
Weighted average outstanding ordinary shares-Basic	12,962,452	7,373,347	6,964,740
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	12,962,452	7,373,347	6,964,740
Loss per share:
Basic	$(0.77)	$(2.40)	$(0.54)
Diluted	$(0.77)	$(2.40)	$(0.54)